PROPERTY, PLANT AND EQUIPMENT - Summary of Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 3,888	€ 3,837
Property, plant and equipment end of period	4,205	3,888
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	6,203	5,871
Adjustment for adoption of IFRS 16	322
Additions	628	540
Currency translation adjustments	(322)	(186)
Transfers and reclassifications	0	0
Other	59	(22)
Property, plant and equipment end of period	6,890	6,203
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(2,315)	(2,034)
Depreciation expense	(587)	(461)
Currency translation adjustments	241	170
Other	(24)	10
Property, plant and equipment end of period	(2,685)	(2,315)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	317	312
Property, plant and equipment end of period	316	317
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	317	312
Adjustment for adoption of IFRS 16	0
Additions	2	9
Currency translation adjustments	(6)	(3)
Transfers and reclassifications	0	0
Other	3	(1)
Property, plant and equipment end of period	316	317
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Currency translation adjustments	0	0
Other	0	0
Property, plant and equipment end of period	0	0
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,021	1,041
Property, plant and equipment end of period	1,198	1,021
Buildings and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,488	1,453
Adjustment for adoption of IFRS 16	183
Additions	67	30
Currency translation adjustments	(49)	(10)
Transfers and reclassifications	51	22
Other	15	(7)
Property, plant and equipment end of period	1,755	1,488
Buildings and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(467)	(412)
Depreciation expense	(106)	(60)
Currency translation adjustments	14	2
Other	2	3
Property, plant and equipment end of period	(557)	(467)
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,555	1,608
Property, plant and equipment end of period	1,670	1,555
Machinery, equipment and containers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	2,533	2,428
Adjustment for adoption of IFRS 16	0
Additions	158	129
Currency translation adjustments	(102)	(73)
Transfers and reclassifications	191	57
Other	25	(8)
Property, plant and equipment end of period	2,805	2,533
Machinery, equipment and containers | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(978)	(820)
Depreciation expense	(223)	(232)
Currency translation adjustments	72	70
Other	(6)	4
Property, plant and equipment end of period	(1,135)	(978)
Cold drink equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	544	571
Property, plant and equipment end of period	501	544
Cold drink equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,214	1,203
Adjustment for adoption of IFRS 16	0
Additions	119	104
Currency translation adjustments	(137)	(87)
Transfers and reclassifications	0	1
Other	14	(7)
Property, plant and equipment end of period	1,210	1,214
Cold drink equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(670)	(632)
Depreciation expense	(158)	(127)
Currency translation adjustments	136	85
Other	(17)	4
Property, plant and equipment end of period	(709)	(670)
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	45	51
Property, plant and equipment end of period	148	45
Vehicle fleet | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	129	118
Adjustment for adoption of IFRS 16	107
Additions	66	12
Currency translation adjustments	(14)	(1)
Transfers and reclassifications	1	0
Other	2	0
Property, plant and equipment end of period	291	129
Vehicle fleet | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(84)	(67)
Depreciation expense	(64)	(18)
Currency translation adjustments	6	1
Other	(1)	0
Property, plant and equipment end of period	(143)	(84)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	67	74
Property, plant and equipment end of period	93	67
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	183	177
Adjustment for adoption of IFRS 16	32
Additions	29	14
Currency translation adjustments	(14)	(12)
Transfers and reclassifications	2	3
Other	2	1
Property, plant and equipment end of period	234	183
Furniture and office equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(116)	(103)
Depreciation expense	(36)	(24)
Currency translation adjustments	13	12
Other	(2)	(1)
Property, plant and equipment end of period	(141)	(116)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	339	180
Property, plant and equipment end of period	279	339
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	339	180
Adjustment for adoption of IFRS 16	0
Additions	187	242
Currency translation adjustments	0	0
Transfers and reclassifications	(245)	(83)
Other	(2)	0
Property, plant and equipment end of period	279	339
Assets under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Currency translation adjustments	0	0
Other	0	0
Property, plant and equipment end of period	€ 0	€ 0